Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of debt
The table below sets our external debt agreements as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Secured debt:
Term Loan Facility	175	—
Second Lien Facility	699	—
Total Secured debt	874	—
Unsecured notes
Unsecured convertible notes	50	—
Total Unsecured notes	50	—
Total principal debt	924	—
Exit fee
Term Loan Facility	5	—
Second Lien Facility	35	—
Debt premium
Term Loan Facility	4	—
Total debt	968	—
Debt was presented in our Consolidated Balance Sheets as:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Debt due within one year	21	—
Long-term debt	947	—
Total debt	968	—

Debt maturities
The outstanding debt as at June 30, 2022 (Successor) is repayable as follows, for the years ended December 31:

(In $ millions)	Term Loan	Second Lien	Convertible Note	Total repayments
2023	—	42	—	42
2024	—	42	—	42
2025	—	42	—	42
2026	180	42	—	222
2027	—	566	—	566
2028 and thereafter	—	—	50	50
Total debt principal and exit fee payments	180	734	50	964